UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry R. Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $ 105,151
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No. Form 13F File Number Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                        FORM 13F INFORMATION TABLE




Item 1:                       Item 2:      Item 3:     Item 4:   Item 5:   Item 6:     Item 7:                  Item 8:
Name of Issuer                Title of      CUSIP     Fair Mkt  Shares or  Investment  Managers         Voting Authority (shares)
                              Class         Number      Value   Principal  Discretion  See Inst. V    (a) Sole  (b) Shared (c) None
                                                       (x1000)   Amount
ASTA FDG INC                  Common       046220109    1,305     75,000   Sole                         75,000
AUTHENTIDATE HLDG CORP        Common       052666104    1,477    135,000   Sole                        135,000
AUTOBYTEL INC                 Common       05275N106      454     50,000   Sole                         50,000
CAMECO CORP                   Common       13321L108   16,704    285,000   Sole                        285,000
CHEMED CORP NEW               Common       16359R103    4,224     87,100   Sole                         87,100
CREE INC                      Common       225447101      579     25,000   Sole                         25,000
CRYPTOLOGIC INC               Common       228906103      902     50,000   Sole                         50,000
DIGI INTL INC                 Common       253798102      590     55,000   Sole                         55,000
DRUGSTORE COM INC             Common       262241102      347    100,000   Sole                        100,000
EDUCATION LENDING GROUP INC   Common       28140A109    3,550    200,000   Sole                        200,000
ELECTRIC CITY CORP            Common       284868106       19     10,000   Sole                         10,000
EQUINIX INC COM               Common       29444U502      849     25,000   Sole                         25,000
ESSEX CORP COM                Common       296744105    1,620    200,000   Sole                        200,000
FARO TECHNOLOGIES INC         Common       311642102    3,851    150,000   Sole                        150,000
FUEL-TECH N V                 Common       359523107    1,530    300,000   Sole                        300,000
GENITOPE CORP                 Common       37229P507       49      5,000   Sole                          5,000
HANSEN NAT CORP               Common       411310105      887     35,000   Sole                         35,000
HOMESTORE INC                 Common       437852106      399    100,000   Sole                        100,000
I D SYSTEMS INC               Common       449489103    1,130     75,000   Sole                         75,000
I-FLOW CORP                   Common       449520303   14,825  1,250,000   Sole                      1,250,000
IONATRON INC COM              Common       462070103      202     35,000   Sole                         35,000
J2 GLOBAL COMMUNICATIONS INC  Common       46626E205    1,807     65,000   Sole                         65,000
LAKES ENTMNT INC              Common       51206P109      579     50,000   Sole                         50,000
LTX CORP                      Common       502392103    1,081    100,000   Sole                        100,000
MCLEODUSA INC                 Common       582266706       96    200,000   Sole                        200,000
MILLICOM INTL CELLULAR S A    SHS NEW      L6388F110   15,001    685,900   Sole                        685,900
NETSOLVE INC                  Common       64115J106      872     88,100   Sole                         88,100
NOVELL INC                    Common       670006105    1,678    200,000   Sole                        200,000
ONVIA COM INC                 Common       68338T403    3,782    635,700   Sole                        635,700
OPENWAVE SYS INC              Common       683718308    4,445    350,000   Sole                        350,000
OPSWARE INC                   Common       68383A101    1,584    200,000   Sole                        200,000
PC-TEL INC                    Common       69325Q105    1,180    100,000   Sole                        100,000
PROVIDENCE SVC CORP           Common       743815102    1,845     98,200   Sole                         98,200
ROXIO INC                     Common       780008108    2,455    500,000   Sole                        500,000
SEPRACOR INC                  Common       817315104    3,174     60,000   Sole                         60,000
SIRIUS SATELLITE RADIO INC    Common       82966U103       31     10,000   Sole                         10,000
STRATASYS INC                 Common       862685104    6,190    250,000   Sole                        250,000
SUNOPTA INC                   Common       8676EP108      853    100,000   Sole                        100,000
TEXAS INSTRS                  Common       882508104      605     25,000   Sole                         25,000
TIVO INC                      Common       888706108    2,127    300,000   Sole                        300,000
XM SATELLITE RADIO HLDGS INC  CL A         983759101      273     10,000   Sole                         10,000

                                                      105,151





00618.0001 #505210